13. Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
WARRANTS

14.	WARRANTS

Pursuant to the same consulting agreement, dated February 10, 2017, in addition to the 800,000 shares of common stock, the Company agreed to grant total 800,000 warrants to the consultant for consulting services related to marketing and business development and are exercisable on the grant date and expire in three years. The initial allotment of 200,000 warrants were granted during the first quarter of 2017. The second allotment of 200,000 warrants were granted during the second quarter of 2017. The third allotment of 200,000 warrants were granted during the third quarter of 2017. The fourth allotment of 200,000 warrants were granted during the fourth quarter of 2017.

The Company determined that the warrants were tainted due to the variability of exercise price and therefore the carrying value represents an embedded derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the warrants were measured using the Black-Scholes valuation model at the grant dates of the agreement (February 10, 2017, May 10, 2017, August 10, 2017 and December 10, 2017.) and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital.

On April 21, 2017, the Company entered into a Securities Purchase Agreement with an unrelated entity, pursuant to which the purchasers agreed to pay the Company an aggregate of up to $600,000 for an aggregate of up to 660,000 in Principal Amount of Notes. The first tranche of $330,000 was closed simultaneously (“Note 13-1”). The proceeds of $300,000, net of $30,000 Original Issuance Discount, was received by the Company.

In addition, in connection with this Securities Purchase Agreement, the Company granted purchasers 2,357,143 warrants with exercise price of $0.14 per share (“Warrants A”), 1,885,715 warrants with exercise price of $0.175 per share (“Warrants B”) and 1,571,429 warrants with exercise price of $0.21 per share (“Warrants C”). Warrants A, B and C are exercisable on the grant date and expire in three years, each of which represents 100% of the Principal Amount at the Closing divided by the respective exercise price.

During the year ended December 31, 2018, the Company entered into a note agreement for $1,040,000, as part of the note agreement the Company agreed to issue the noteholder warrants exercisable for 4,000,000 shares of common stock with a term of eight years, at an exercise price of $0.04. The terms also include a full-ratchet anti-dilution protection provision and therefore the Company has deemed them to be a derivative liability.

Year Ended December 31, 2018
Initial Valuation	$3,795
Ending Value September 30, 2019	$15,243

The table below sets forth the assumptions for Black-Scholes valuation model on each initial date and December 31, 2018

Nine Months Ended September 30, 2019
Volatility	213% - 13.26%
Risk-free interest rate	0.162 - 0.269
Expected term	0.36-6.78

Accordingly, the Company recorded warrant expenses of $11,447 during the nine months ended September 30, 2019.

The following tables summarize all warrant outstanding as of September 30, 2019 and the related changes during this period. The warrants expire three years from grant date, which as of September 30, 2019 is 3.06 years. The intrinsic value of the warrants as of September 30, 2019 was $-0-.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at January 1, 2019	6,614,287	$0.21
Granted	–	–
Exercised	–	–
Expired	–	–
Balance at September 30, 2019	6,614,287	0.21
Warrants Exercisable at September 30, 2019	6,614,287	$0.21

13.	WARRANTS

Pursuant to the same consulting agreement, dated February 10, 2017, in addition to the 800,000 shares of common stock, the Company agreed to grant total 800,000 warrants to the consultant for consulting services related to marketing and business development and are exercisable on the grant date and expire in three years. The initial allotment of 200,000 warrants were granted during the first quarter of 2017. The second allotment of 200,000 warrants were granted during the second quarter of 2017. The third allotment of 200,000 warrants were granted during the third quarter of 2017. The fourth allotment of 200,000 warrants were granted during the fourth quarter of 2017.

The Company determined that the warrants were tainted  and therefore the carrying value represents an embedded derivative instrument that meets the requirements for liability classification under ASC 815. As a result, the fair value of the derivative financial instrument in the note is reflected in the Company’s balance sheet as a liability. The fair value of the derivative financial instrument of the convertible note was measured using the Black-Scholes valuation model at the grant dates of the agreement(February 10, 2017, May 10, 2017, August 10, 2017 and December 10, 2017.) and will do so again on each subsequent balance sheet date. Any changes in the fair value of the derivative financial instruments are recorded as non-operating, non-cash income or expense at each balance sheet date. The derivative liabilities will be reclassified into additional paid in capital upon conversion.

Year Ended December 31,
Initial Valuation	96,753
Ending Value	47,559

The table below sets forth the assumptions for Black-Scholes valuation model on each initial date and December 31, 2017

Year Ended December 31, 2017
Volatility	274% - 314%
Risk-free interest rate	0.147 - 0.198
Expected term	2.11 - 3.0

During the year ended December 31, 2018, the Company entered into a note agreement for $1,040,000, as part of the note agreement the Company agreed to issue the noteholder warrants exercisable for 4,000,000 shares of common stock with a term of eight years, at an exercise price of $0.04. The terms also include a full-ratchet anti-dilution protection provision and therefore the Company has deemed them to be a derivative liability.

Year Ended December 31, 2018
Initial Valuation	89,359
Ending Value	3,795

The table below sets forth the assumptions for Black-Scholes valuation model on each initial date and December 31, 2018

Year Ended December 31, 2018
Volatility	213% - 494%
Risk-free interest rate	0.147 - 0.269
Expected term	2.11 – 2.53

Accordingly, the Company recorded warrant expenses of $133,123 during the year ended December 31, 2018.

On April 21, 2017, the Company entered into a Securities Purchase Agreement with an unrelated entity, pursuant to which the purchasers agreed to pay the Company an aggregate of up to $600,000 for an aggregate of up to 660,000 in Principal Amount of Notes. The first tranche of $330,000 was closed simultaneously (“Note 13-1”). The proceeds of $300,000, net of $30,000 Original Issuance Discount, was received by the Company.

In addition, in connection with this Securities Purchase Agreement, the Company granted purchasers 2,357,143 warrants with exercise price of $0.14 per share (“Warrants A”), 1,885,715 warrants with exercise price of $0.175 per share (“Warrants B”) and 1,571,429 warrants with exercise price of $0.21 per share (“Warrants C”). Warrants A, B and C are exercisable on the grant date and expire in three years, each of which represents 100% of the Principal Amount at the Closing divided by the respective exercise price.

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on April 21, 2017.

Reporting Date	Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
4/21/2017	$814,000	3	$0.14 - $0.21	$0.14	676%	0.0177

Accordingly, the Company recorded warrant expenses at the fair market value of $219,210 during the year ended December 31, 2017.

The following tables summarize all warrant outstanding as of December 31, 2018, and the related changes during this period. The warrants expire three years from grant date, which as of December 31, 2018 is 3.31 years. The intrinsic value of the warrants as of December 31, 2018 was $-0-.

	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at January 1, 2018	6,614,287	$0.21
Granted	–	–
Exercised	–	–
Expired	–	–
Balance at December 31, 2018	6,614,287	0.21
Warrants Exercisable at December 31, 2018	6,614,287	$0.21